SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employees and Directors [Member]
Number of options
Options outstanding at beginning of year	7,144,270
Options granted	1,390,400
Options exercised	498,557
Options forfeited	417,486
Options expired	13,976
Options outstanding at end of year	7,604,651	7,144,270
Options vested and expected to vest at end of year	7,445,866
Exercisable at end of year	4,628,957
Weighted average exercise price
Options outstanding at beginning of year	$ 4.98
Options granted	6.44
Options exercised	4.28
Options forfeited	7.20
Options expired	5.52
Options outstanding at end of year	5.17	$ 4.98
Options vested and expected to vest at end of year	5.14
Exercisable at end of year	$ 4.01
Weighted average remaining contractual life
Options outstanding	6 years 3 months 7 days	6 years 6 months 7 days
Options vested and expected to vest at end of year	6 years 2 months 19 days
Exercisable at end of year	4 years 7 months 24 days
Aggregate intrinsic value
Options outstanding at beginning of year	$ 12,861
Options outstanding at end of year	6,535	$ 12,861
Options vested and expected to vest at end of year	6,535
Exercisable at end of year	$ 6,533
Non-employees [Member]
Number of options
Options outstanding at beginning of year	609,500
Options granted	280,000
Options exercised	60,733
Options forfeited	71,947
Options expired	20,000
Options outstanding at end of year	736,820	609,500
Options vested and expected to vest at end of year	736,820
Exercisable at end of year	306,820
Weighted average exercise price
Options outstanding at beginning of year	$ 6.39
Options granted	5.95
Options exercised	5.34
Options forfeited	6.00
Options expired	7.79
Options outstanding at end of year	6.31	$ 6.39
Options vested and expected to vest at end of year	6.31
Exercisable at end of year	$ 6.72
Weighted average remaining contractual life
Options outstanding	4 years 4 months 17 days	3 years 11 months 19 days
Options vested and expected to vest at end of year	4 years 4 months 17 days
Exercisable at end of year	3 years 5 months 9 days